Compensation Plans - Directors' Plan (Details) - Directors' Plan - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares to be granted to each non employee director	$ 150,000	$ 150,000	$ 120,000
Vesting period for award granted		3 years
Shares issuable upon settlement of deferred shares (in shares)		181,652
Stock available for grant (in shares)		118,306